SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 55,482,034	$ 3,169,745	$ 9,568,194
Long-term deposit	107,890
Property and equipment	12,757,682	4,623,228	5,070,507
Right of use asset	698,135	482,389	241,047
Total Assets	69,652,449	8,777,417	15,390,453
Revenue	41,427	465,777	552,748
Selling, marketing and administration	(18,771,421)	(10,795,155)	(9,516,271)
Research and development	(11,334,641)	(10,077,930)	(10,746,743)
Loss on the acquisition of the remaining interest of SPX	(6,852,687)
Interest expense	(102,673)	(70,182)	(49,738)
Loss on fair value of derivative warrant liability	20,631,082	24,865
Other income, including interest	947,956	234,990	188,320
Forgiveness of Covid-19 government support loans	(7,298)
Net loss	(56,695,823)	(20,267,365)	(21,036,690)
Gain on contribution of intellectual to joint venture		1,031,807	1,746,987
Operating segments [member]
IfrsStatementLineItems [Line Items]
Current assets	55,482,034	3,169,745	9,568,194
Long-term deposit	107,890
Property and equipment	12,757,682	4,623,228	5,070,507
Patents and licenses	606,708	502,055	510,705
Right of use asset	698,135	482,389	241,047
Total Assets	69,652,449	8,777,417	15,390,453
Revenue	41,427	465,777	552,748
Selling, marketing and administration	(18,771,421)	(10,795,155)	(9,516,271)
Research and development	(11,334,641)	(10,077,930)	(10,746,743)
Loss on the acquisition of the remaining interest of SPX	(6,852,687)
Interest expense	(102,673)	(70,182)	(49,738)
Loss on fair value of derivative warrant liability	(20,631,082)	(24,865)
Other income, including interest	947,956	234,990	188,320
Forgiveness of Covid-19 government support loans	7,298
Net loss	(56,695,823)	(20,267,365)	(21,036,690)
Gain on contribution of intellectual to joint venture		1,031,807
Share of loss in joint venture		(1,031,807)	(3,211,993)
Gain on contribution of intellectual property to joint venture			1,746,987
Forgiveness of Covid-19 government support loans
Asian [member]
IfrsStatementLineItems [Line Items]
Current assets	1,325,632	326,926	664,658
Long-term deposit	107,890
Property and equipment	12,256,402	4,089,653	4,496,734
Patents and licenses
Right of use asset	677,553	379,462	55,775
Total Assets	14,367,477	4,796,041	5,217,167
Revenue	41,427	465,777	552,748
Selling, marketing and administration	(3,329,834)	(2,753,484)	(2,121,596)
Research and development	(7,536,414)	(6,249,120)	(6,344,016)
Loss on the acquisition of the remaining interest of SPX
Interest expense	(74,644)	(27,906)	(17,701)
Loss on fair value of derivative warrant liability
Other income, including interest	5,873
Forgiveness of Covid-19 government support loans
Net loss	(10,893,592)	(8,564,733)	(9,395,571)
Gain on contribution of intellectual to joint venture		1,031,807
Share of loss in joint venture		(1,031,807)	(3,211,993)
Gain on contribution of intellectual property to joint venture			1,746,987
Forgiveness of Covid-19 government support loans
United States [member]
IfrsStatementLineItems [Line Items]
Current assets	341,240	149,227	133,501
Long-term deposit
Property and equipment	501,280	533,575	573,773
Patents and licenses	606,708	502,055	510,705
Right of use asset	20,582	102,927	185,272
Total Assets	1,469,810	1,287,784	1,403,251
Revenue
Selling, marketing and administration	(6,615,379)	(6,226,291)	(5,885,970)
Research and development	(3,618,983)	(3,662,418)	(4,205,177)
Loss on the acquisition of the remaining interest of SPX
Interest expense	(28,029)	(42,276)	(32,037)
Loss on fair value of derivative warrant liability
Other income, including interest
Forgiveness of Covid-19 government support loans
Net loss	(10,262,391)	(9,930,985)	(10,123,184)
Gain on contribution of intellectual to joint venture
Share of loss in joint venture
Gain on contribution of intellectual property to joint venture
Forgiveness of Covid-19 government support loans
Canada [member]
IfrsStatementLineItems [Line Items]
Current assets	53,815,162	2,693,592	8,770,035
Long-term deposit
Property and equipment
Patents and licenses
Right of use asset
Total Assets	53,815,162	2,693,592	8,770,035
Revenue
Selling, marketing and administration	(8,826,208)	(1,815,380)	(1,508,705)
Research and development	(179,244)	(166,392)	(197,550)
Loss on the acquisition of the remaining interest of SPX	(6,852,687)
Interest expense
Loss on fair value of derivative warrant liability	(20,631,082)	(24,865)
Other income, including interest	942,083	234,990	188,320
Forgiveness of Covid-19 government support loans	7,298
Net loss	$ (35,539,840)	(1,771,647)	(1,517,935)
Gain on contribution of intellectual to joint venture
Share of loss in joint venture
Gain on contribution of intellectual property to joint venture
Forgiveness of Covid-19 government support loans